Revenue - Summary of Assets and Liabilities Related to Contracts with Customers Recognised (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 126,056	$ 285,221
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities		56,653
Services sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 126,056	$ 228,568